Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension and other post-retirement benefits
Components of total pension costs

	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

in	2011	2010	2009	2011	2010	2009	2011	2010	2009

Total pension costs (CHF million)

Service costs on benefit obligation	319	269	217	33	30	33	–	1	1

Interest costs on benefit obligation	416	453	471	123	134	129	7	9	9

Expected return on plan assets	(668)	(637)	(610)	(160)	(163)	(166)	–	–	–

Amortization of recognized prior service cost/(credit)	17	17	35	–	1	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	84	86	6	51	36	17	9	6	8

Net periodic pension costs	168	188	119	47	38	14	14	14	16

Settlement losses/(gains)	–	1	6	–	(2)	1	–	–	–

Curtailment losses/(gains)	1	–	–	–	–	(2)	–	–	–

Special termination benefits	10	2	7	–	–	–	–	–	–

Total pension costs	179	191	132	47	36	13	14	14	16

Obligations and funded status of the plans

	Defined benefit pension plans				Other post- retirement defined benefit plans

	Switzerland		International		International

in / end of	2011	2010	2011	2010	2011	2010

PBO (CHF million) [1]

Beginning of the measurement period	13,813	13,324	2,373	2,299	160	141

Plan participant contributions	240	250	–	–	–	–

Service cost	319	269	33	30	–	1

Interest cost	416	453	123	134	7	9

Plan amendments	(483)	–	(2)	–	–	–

Settlements	–	(6)	(1)	(3)	–	–

Curtailments	(51)	(1)	1	–	–	–

Special termination benefits	10	2	4	3	–	–

Actuarial losses/(gains)	302	(3)	199	220	15	31

Plans added	–	–	–	9	–	–

Benefit payments	(622)	(475)	(56)	(52)	(8)	(8)

Exchange rate losses/(gains)	–	–	1	(267)	–	(14)

End of the measurement period	13,944	13,813	2,675	2,373	174	160

Fair value of plan assets (CHF million)

Beginning of the measurement period	13,428	12,594	2,121	2,036	–	–

Actual return on plan assets	(121)	377	485	218	–	–

Employer contributions	679	688	33	172	8	8

Plan participant contributions	240	250	–	–	–	–

Settlements	–	(6)	(1)	(3)	–	–

Benefit payments	(622)	(475)	(56)	(52)	(8)	(8)

Exchange rate gains/(losses)	–	–	4	(250)	–	–

End of the measurement period	13,604	13,428	2,586	2,121	–	–

Funded status recognized (CHF million)

Funded status of the plan – overfunded/(underfunded)	(340)	(385)	(89)	(252)	(174)	(160)

Total funded status recognized in the consolidated balance sheet at December 31	(340)	(385)	(89)	(252)	(174)	(160)

Total amount recognized (CHF million)

Noncurrent assets	0	17	498	166	–	–

Current liabilities	–	–	(8)	(13)	(8)	(8)

Noncurrent liabilities	(340)	(402)	(579)	(405)	(166)	(152)

Total amount recognized in the consolidated balance sheet at December 31	(340)	(385)	(89)	(252)	(174)	(160)

ABO (CHF million) [2]

End of the measurement period	13,467	12,847	2,584	2,287	–	–

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets

	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]

	Switzerland		International			Switzerland		International

December 31	2011	2010	2011	2010		2011	2010	2011	2010

CHF million

PBO	13,937	13,100	1,340	1,212		–	7	1,326	1,128

ABO	13,460	12,167	1,304	1,163		–	7	1,296	1,099

Fair value of plan assets	13,597	12,698	753	794		–	6	741	717

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax

	Defined benefit pension plans		Other post- retirement defined benefit plans		Total

in	2011	2010	2011	2010	2011	2010

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(3,696)	(3,084)	(55)	(52)	(3,751)	(3,136)

Prior service credit/(cost)	358	(39)	4	6	362	(33)

Total	(3,338)	(3,123)	(51)	(46)	(3,389)	(3,169)

Amounts recognized in other comprehensive income

	Defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2011 (CHF million)

Actuarial gains/(losses)	(965)	216	(749)	(15)	6	(9)	(758)

Prior service credit/(cost)	485	(102)	383	–	–	–	383

Amortization of actuarial losses/(gains)	135	(35)	100	9	(4)	5	105

Amortization of prior service cost/(credit)	17	(4)	13	(2)	1	(1)	12

Immediate recognition due to curtailment/settlement	49	(11)	38	–	–	–	38

Total amounts recognized in other comprehensive income	(279)	64	(215)	(8)	3	(5)	(220)

2010 (CHF million)

Actuarial gains/(losses)	(422)	103	(319)	(31)	12	(19)	(338)

Amortization of actuarial losses/(gains)	122	(30)	92	6	(3)	3	95

Amortization of prior service cost/(credit)	18	(4)	14	(2)	1	(1)	13

Immediate recognition due to curtailment/settlement	(2)	–	(2)	–	–	–	(2)

Total amounts recognized in other comprehensive income	(284)	69	(215)	(27)	10	(17)	(232)

Amounts in AOCI, net of tax, expected to be amortized in 2012

in 2012	Defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	161	8

Amortization of prior service cost/(credit)	(41)	(1)

Total	120	7

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation

	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International

December 31	2011	2010	2009	2011	2010	2009	2011	2010	2009

Net benefit pension cost (%)

Discount rate	3.1	3.5	3.9	5.5	6.0	6.3	5.5	6.1	6.4

Salary increases	2.0	2.6	2.6	4.2	4.3	4.0	–	–	–

Expected long-term rate of return on plan assets	4.8	4.8	4.8	7.3	7.2	7.5	–	–	–

Benefit obligation (%)

Discount rate	2.8	3.1	3.5	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	1.4	2.0	2.6	4.0	4.2	4.3	–	–	–

Plan assets measured at fair value on a recurring basis

	2011					2010

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	2,212	–		–	2,212	890	1,366		–	2,256

Debt securities	1,525	3,890		–	5,415	1,806	3,576		–	5,382

of which governments	1,410	39		–	1,449	1,806	38		–	1,844

of which corporates	115	3,851		–	3,966	–	3,538		–	3,538

Equity securities	1,040	1,421		–	2,461	840	1,282		–	2,122

Real estate	–	500		1,034	1,534	–	492		1,014	1,506

of which direct	–	–		1,034	1,034	–	–		1,014	1,014

of which indirect	–	500		0	500	–	492		–	492

Alternative investments	–	1,376		606	1,982	–	1,640		573	2,213

of which private equity	–	–		606	606	–	–		573	573

of which hedge funds	–	1,583		–	1,583	–	1,526		–	1,526

of which other	–	(207)	[1]	–	(207)	–	114	[1]	–	114

Other investments	–	0		–	0	–	(51)		–	(51)

Switzerland	4,777	7,187		1,640	13,604	3,536	8,305		1,587	13,428

Cash and cash equivalents	51	18		–	69	138	19		–	157

Debt securities	130	792		90	1,012	65	644		122	831

of which governments	128	2		–	130	57	1		–	58

of which corporates	2	790		90	882	8	643		122	773

Equity securities	82	807		–	889	–	1,006		–	1,006

Real estate - indirect	–	–		84	84	–	–		52	52

Alternative investments	3	351		90	444	–	(97)		94	(3)

of which private equity	–	–		9	9	–	–		8	8

of which hedge funds	–	–		81	81	–	3		81	84

of which other	3	351	[1]	0	354	–	(100)	[1]	5	(95)

Other investments	–	88		–	88	–	78		–	78

International	266	2,056		264	2,586	203	1,650		268	2,121

Total plan assets at fair value	5,043	9,243		1,904	16,190	3,739	9,955		1,855	15,549

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3

				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2011 (CHF million)

Debt securities - corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate	1,066	–	–	31	0	21	0	1,118

of which direct	1,014	–	–	20	–	–	–	1,034

of which indirect	52	–	–	11	0	21	0	84

Alternative investments	667	3	(4)	25	(2)	6	1	696

of which private equity	581	–	–	28	(5)	10	1	615

of which hedge funds	81	3	–	(3)	3	(3)	0	81

of which other	5	–	(4)	0	0	(1)	0	0

Total plan assets at fair value	1,855	33	(6)	52	3	(34)	1	1,904

of which Switzerland	1,587	–	–	47	(5)	10	1	1,640

of which International	268	33	(6)	5	8	(44)	0	264

2010 (CHF million)

Debt securities - corporates	176	0	–	16	1	(56)	(15)	122

Real estate	996	–	–	32	–	40	(2)	1,066

of which direct	982	–	–	29	–	3	–	1,014

of which indirect	14	–	–	3	–	37	(2)	52

Alternative investments	572	–	–	(7)	3	104	(5)	667

of which private equity	527	–	–	(7)	1	61	(1)	581

of which hedge funds	45	–	–	0	2	38	(4)	81

of which other	–	–	–	0	0	5	–	5

Total plan assets at fair value	1,744	0	–	41	4	88	(22)	1,855

of which Switzerland	1,497	–	–	22	–	68	–	1,587

of which International	247	0	–	19	4	20	(22)	268

Weighted-average plan asset allocation as of the measurement date

	Switzerland		International

December 31	2011	2010	2011	2010

Weighted-average plan asset allocation (%)

Cash and cash equivalents	16.2	16.8	2.7	7.4

Debt securities	39.8	40.0	39.1	39.1

Equity securities	18.1	15.8	34.4	47.4

Real estate	11.3	11.2	3.2	2.5

Alternative investments	14.6	16.2	17.2	0.0

Insurance	0.0	0.0	3.4	3.6

Total	100.0	100.0	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively

	Switzerland	International

2012 (%)

Cash and cash equivalents	10	1

Debt securities	40	56

Equity securities	25	21

Real estate	10	3

Alternative investments	15	16

Insurance	0	3

Total	100	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans

	Defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2012	876	8

2013	873	8

2014	891	9

2015	900	10

2016	914	10

For five years thereafter	4,763	54